Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Cash generated from (used by) operations	$ 1,151	$ 1,302	$ 1,250
Net movement in intergroup receivables and payables	0	0	0
Dividends received from joint ventures	6	37	57
Taxation refund	14	12	21
Taxation paid	(174)	(165)	(184)
Net cash inflow (outflow) from operating activities from continuing operations	997	1,186	1,144
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	(5)
Net cash inflow (outflow) from operating activities	997	1,186	1,139
Cash flows from investing activities
Capital expenditure	(829)	(706)	(664)
Expenditure on intangible assets	(1)	(5)	(3)
Proceeds from disposal of tangible assets	7	4	6
Other investments acquired	(91)	(73)	(86)
Proceeds from disposal of other investments	78	61	81
Investments in associates and joint ventures	(27)	(11)	(11)
Proceeds from disposal of associates and joint ventures	0	10	1
Net loans repaid by (advanced to) associates and joint ventures	(6)	(4)	(3)
Reduction in investment in subsidiary	0
Net proceeds from disposal of subsidiaries and investments			812
Cash balances in assets disposed	0	0	(2)
Disposal (acquisition) of subsidiaries	0	0	0
Decrease (increase) in cash restricted for use	(8)	8	(17)
Interest received	15	14	25
Net cash inflow (outflow) from investing activities from continuing operations	(862)	(702)	139
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	(59)
Net cash inflow (outflow) from investing activities	(862)	(702)	80
Cash flows from financing activities
Reduction in share capital	0	0
Proceeds from borrowings	815	787	421
Repayment of borrowings	(767)	(1,333)	(1,288)
Finance costs paid	(138)	(172)	(251)
Bond settlement premium, RCF and bond transaction costs	0	(30)	(61)
Dividends paid	(58)	(15)	(5)
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities from continuing operations	(148)	(763)	(1,184)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	(2)
Net cash inflow (outflow) from financing activities	(148)	(763)	(1,186)
Net increase (decrease) in cash and cash equivalents	(13)	(279)	33
Translation	3	10	(17)
Cash and cash equivalents at beginning of year	215	484	468
Cash and cash equivalents at end of year	205	215	484
Consolidation adjustments
Cash flows from operating activities
Cash generated from (used by) operations	3	(38)	455
Net movement in intergroup receivables and payables	(31)	2	(334)
Dividends received from joint ventures	0	0	0
Taxation refund	0	0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(28)	(36)	121
Net cash inflow (outflow) from operating activities from discontinued operations			0
Net cash inflow (outflow) from operating activities			121
Cash flows from investing activities
Capital expenditure	0	0	0
Expenditure on intangible assets	0	0	0
Proceeds from disposal of tangible assets	0	0	0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	3	0	0
Investments in associates and joint ventures	2	0	0
Proceeds from disposal of associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures	(2)	0	0
Reduction in investment in subsidiary	(42)
Net proceeds from disposal of subsidiaries and investments			0
Cash balances in assets disposed			0
Disposal (acquisition) of subsidiaries	0	6	0
Decrease (increase) in cash restricted for use	0	0	0
Interest received	0	0	0
Net cash inflow (outflow) from investing activities from continuing operations	(39)	6	0
Net cash inflow (outflow) from investing activities from discontinued operations			0
Net cash inflow (outflow) from investing activities			0
Cash flows from financing activities
Reduction in share capital	43	(6)
Proceeds from borrowings	0	0	0
Repayment of borrowings	0	0	0
Finance costs paid	0	0	0
Bond settlement premium, RCF and bond transaction costs		0	0
Dividends paid	0	0	0
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities from continuing operations	43	(6)	0
Net cash inflow (outflow) from financing activities from discontinued operations			0
Net cash inflow (outflow) from financing activities			0
Net increase (decrease) in cash and cash equivalents	(24)	(36)	121
Translation	24	36	(121)
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(5)	245	44
Net movement in intergroup receivables and payables	10	(8)	131
Dividends received from joint ventures	0	0	0
Taxation refund	3	3	12
Taxation paid	0	(4)	(5)
Net cash inflow (outflow) from operating activities from continuing operations	8	236	182
Net cash inflow (outflow) from operating activities from discontinued operations			0
Net cash inflow (outflow) from operating activities			182
Cash flows from investing activities
Capital expenditure	(143)	(171)	(194)
Expenditure on intangible assets	(1)	(2)	(2)
Proceeds from disposal of tangible assets	3	0	0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	1
Investments in associates and joint ventures	0	0	0
Proceeds from disposal of associates and joint ventures		0	1
Net loans repaid by (advanced to) associates and joint ventures	0	0	2
Reduction in investment in subsidiary	42
Net proceeds from disposal of subsidiaries and investments			0
Cash balances in assets disposed			0
Disposal (acquisition) of subsidiaries	0	(6)	0
Decrease (increase) in cash restricted for use	0	1	0
Interest received	1	2	6
Net cash inflow (outflow) from investing activities from continuing operations	(98)	(176)	(186)
Net cash inflow (outflow) from investing activities from discontinued operations			0
Net cash inflow (outflow) from investing activities			(186)
Cash flows from financing activities
Reduction in share capital	0	0
Proceeds from borrowings	539	256	120
Repayment of borrowings	(428)	(291)	(127)
Finance costs paid	(15)	(11)	(14)
Bond settlement premium, RCF and bond transaction costs		0	0
Dividends paid	(39)	0	0
Intergroup dividends received (paid)	0	7	0
Net cash inflow (outflow) from financing activities from continuing operations	57	(39)	(21)
Net cash inflow (outflow) from financing activities from discontinued operations			0
Net cash inflow (outflow) from financing activities			(21)
Net increase (decrease) in cash and cash equivalents	(33)	21	(25)
Translation	0	4	(8)
Cash and cash equivalents at beginning of year	44	19	52
Cash and cash equivalents at end of year	11	44	19
IOMco (the “Issuer”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	(15)	(11)	(364)
Net movement in intergroup receivables and payables	(102)	169	1,036
Dividends received from joint ventures	6	37	57
Taxation refund	0	0	0
Taxation paid	0	0	(1)
Net cash inflow (outflow) from operating activities from continuing operations	(111)	195	728
Net cash inflow (outflow) from operating activities from discontinued operations			0
Net cash inflow (outflow) from operating activities			728
Cash flows from investing activities
Capital expenditure	0	0	0
Expenditure on intangible assets	0	0	0
Proceeds from disposal of tangible assets	0	0	0
Other investments acquired	(5)	0	0
Proceeds from disposal of other investments	0	0	0
Investments in associates and joint ventures	(15)	0	0
Proceeds from disposal of associates and joint ventures		10	0
Net loans repaid by (advanced to) associates and joint ventures	(6)	(2)	(5)
Reduction in investment in subsidiary	0
Net proceeds from disposal of subsidiaries and investments			0
Cash balances in assets disposed			0
Disposal (acquisition) of subsidiaries	(2)	(2)	(1)
Decrease (increase) in cash restricted for use	0	0	(2)
Interest received	3	0	3
Net cash inflow (outflow) from investing activities from continuing operations	(25)	6	(5)
Net cash inflow (outflow) from investing activities from discontinued operations			0
Net cash inflow (outflow) from investing activities			(5)
Cash flows from financing activities
Reduction in share capital	(43)	6
Proceeds from borrowings	155	330	300
Repayment of borrowings	(170)	(951)	(1,024)
Finance costs paid	(103)	(145)	(223)
Bond settlement premium, RCF and bond transaction costs		(30)	(61)
Dividends paid	0	0	0
Intergroup dividends received (paid)	286	399	247
Net cash inflow (outflow) from financing activities from continuing operations	125	(391)	(761)
Net cash inflow (outflow) from financing activities from discontinued operations			0
Net cash inflow (outflow) from financing activities			(761)
Net increase (decrease) in cash and cash equivalents	(11)	(190)	(38)
Translation	0	0	0
Cash and cash equivalents at beginning of year	32	222	260
Cash and cash equivalents at end of year	21	32	222
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Cash flows from operating activities
Cash generated from (used by) operations	1,168	1,106	1,115
Net movement in intergroup receivables and payables	123	(163)	(833)
Dividends received from joint ventures	0	0	0
Taxation refund	11	9	9
Taxation paid	(174)	(161)	(178)
Net cash inflow (outflow) from operating activities from continuing operations	1,128	791	113
Net cash inflow (outflow) from operating activities from discontinued operations			(5)
Net cash inflow (outflow) from operating activities			108
Cash flows from investing activities
Capital expenditure	(686)	(535)	(470)
Expenditure on intangible assets	0	(3)	(1)
Proceeds from disposal of tangible assets	4	4	6
Other investments acquired	(86)	(73)	(86)
Proceeds from disposal of other investments	75	61	80
Investments in associates and joint ventures	(14)	(11)	(11)
Proceeds from disposal of associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures	2	(2)	0
Reduction in investment in subsidiary	0
Net proceeds from disposal of subsidiaries and investments			812
Cash balances in assets disposed			(2)
Disposal (acquisition) of subsidiaries	2	2	1
Decrease (increase) in cash restricted for use	(8)	7	(15)
Interest received	11	12	16
Net cash inflow (outflow) from investing activities from continuing operations	(700)	(538)	330
Net cash inflow (outflow) from investing activities from discontinued operations			(59)
Net cash inflow (outflow) from investing activities			271
Cash flows from financing activities
Reduction in share capital	0	0
Proceeds from borrowings	121	201	1
Repayment of borrowings	(169)	(91)	(137)
Finance costs paid	(20)	(16)	(14)
Bond settlement premium, RCF and bond transaction costs		0	0
Dividends paid	(19)	(15)	(5)
Intergroup dividends received (paid)	(286)	(406)	(247)
Net cash inflow (outflow) from financing activities from continuing operations	(373)	(327)	(402)
Net cash inflow (outflow) from financing activities from discontinued operations			(2)
Net cash inflow (outflow) from financing activities			(404)
Net increase (decrease) in cash and cash equivalents	55	(74)	(25)
Translation	(21)	(30)	112
Cash and cash equivalents at beginning of year	139	243	156
Cash and cash equivalents at end of year	$ 173	$ 139	$ 243